UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------


Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell               Charlotte, North Carolina       5/15/12
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        14
                                               -------------

Form 13F Information Table Value Total:        $122,796
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1               028-13407               St. George Partners, LLC
     2               028-13408               Ian Banwell


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANNALY CAP MGMT INC          COM              035710409    3,164  200,000 SH       DEFINED    1,2      200,000
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      537   12,680 SH       DEFINED    1,2       12,680
CITIGROUP INC                COM NEW          172967424   14,649  400,800 SH       DEFINED    1,2      400,800
DIRECTV                      COM CL A         25490A101    3,207   65,000 SH       DEFINED    1,2       65,000
FAMILY DLR STORES INC        COM              307000109    5,695   90,000 SH       DEFINED    1,2       90,000
FREEPORT-MCMORAN COPPER & GO COM              35671D857   11,412  300,000 SH  CALL DEFINED    1,2      300,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   14,862  300,000 SH  CALL DEFINED    1,2      300,000
MICROSOFT CORP               COM              594918104    2,671   82,800 SH       DEFINED    1,2       82,800
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704    1,619   43,268 SH       DEFINED    1,2       43,268
SMITHFIELD FOODS INC         COM              832248108   10,795  490,000 SH       DEFINED    1,2      490,000
SMITHFIELD FOODS INC         COM              832248108    2,203  100,000 SH  CALL DEFINED    1,2      100,000
SOUTHERN COPPER CORP         COM              84265V105    1,110   35,000 SH       DEFINED    1,2       35,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   50,692  360,000 SH  PUT  DEFINED    1,2      360,000
STAR BULK CARRIERS CORP      COM              Y8162K105      180  199,976 SH       DEFINED    1,2      199,976